Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 EUR (€) Reporting_Unit	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Goodwill [Line Items]
Number of reporting units | Reporting_Unit	2
Goodwill	€ 4,873,894,000	€ 2,624,552,000	€ 2,357,536,000
Impairment charges of goodwill	0
Goodwill, Acquired During Period	€ 2,115,130,000	0
Goodwill [Member]
Goodwill [Line Items]
Fair value measurement, discounted cash flows, forecasted period	5 years
Fair value measurement, discounted cash flows, growth rate	0.00%
RU ASML [Member]
Goodwill [Line Items]
Goodwill	€ 4,348,000,000	2,124,400,000
Pre-tax WACC percentage to determine expected discounted future cash flows	10.20%
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 525,900,000	€ 500,200,000
Pre-tax WACC percentage to determine expected discounted future cash flows	12.40%